MORTGAGE-BACKED SECURITIES (Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
HELD TO MATURITY
Amortized Cost	$ 3,495	$ 3,995
Gross Unrealized Gains	127	85
Gross Unrealized Losses
Total	3,622	4,080
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
HELD TO MATURITY
Amortized Cost	96,488	107,488
Gross Unrealized Gains	486	954
Gross Unrealized Losses	(932)	(570)
Total	96,042	107,832
Mortgage-backed Securities, Issued by Private Enterprises [Member]
HELD TO MATURITY
Amortized Cost	618	883
Gross Unrealized Gains	3	5
Gross Unrealized Losses	(14)	(12)
Total	607	876
Collateralized Mortgage Obligations [Member]
HELD TO MATURITY
Amortized Cost	97,106	108,331
Gross Unrealized Gains	489	959
Gross Unrealized Losses	(946)	(582)
Total	$ 96,649	$ 108,708